Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of basic and diluted net income (loss) per ordinary share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary share:

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$4,444,034	$1,111,009	$12,360,150	$3,090,038

Denominator:
Weighted average shares outstanding	27,600,000	6,900,000	27,600,000	6,900,000

Basic and diluted net income per ordinary share	$0.16	$0.16	$0.45	$0.45

	Three Months Ended September 30, 2020		Nine Months Ended September 30, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net loss	$(8,998,151)	$(2,249,538)	$(628,360)	$(186,459)

Denominator:
Weighted average shares outstanding	27,600,000	6,900,000	27,600,000	6,900,000

Basic and diluted net (loss) per ordinary share	$(0.33)	$(0.33)	$(0.03)	$(0.03)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary share:

	For the year ended December 31, 2020		For the period from September 9, 2019 (inception) through December 31, 2019
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(8,186,784)	$(2,320,012)	$—	$(22,966)
Denominator:
Weighted-average shares outstanding	24,348,493	6,900,000	—	6,000,000

Basic and diluted net loss per share	$(0.34)	$(0.34)	$—	$(0.00)